Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
Gotham Institutional Value Fund | Institutional Class
Prospectus:
Trading Symbol	GINVX